10. STOCK OPTION PLANS (Details - Option activity) - Stock Options [Member] - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Options Outstanding
Options Outstanding	737,000	347,000	367,000
Options granted	0	430,000	0
Options cancelled	(50,000)	(40,000)	(20,000)
Options exercised	(240,000)	0	0
Options Outstanding	447,000	737,000	347,000
Options exercisable	417,000
Weighted Average Exercise Price
Weighted Average Exercise Price Outstanding, beginning	$ 0.85	$ 1.20	$ 3.00
Option granted		0.05
Option cancelled	1.40	5.73	2.90
Options exercised	0.05
Weighted Average Exercise Price Outstanding, ending	0.79	$ 0.85	$ 1.20
Weighted Average Exercise Price Exercisable	$ 0.85
Weighted Average Remaining Contractual Life (Years)
Options Outstanding	6 years 8 months 5 days	7 years 9 months	2 years 7 months 6 days
Options exercisable	6 years 6 months 18 days
Aggregate Intrinsic Value
Options Outstanding	$ 0		$ 0
Options exercisable	$ 0		$ 0